Intangible assets	6 Months Ended
Jun. 30, 2026
Intangible Assets [Abstract]
Intangible assets	Intangible assets

	Acquired
	Customer relationships	Technology	Trademarks	Total
	$	$	$	$
Balance – December 31, 2025	1,467	2,382	47	3,896
Acquisitions through business combinations	15,450	8,341	2,100	25,891
Effects of foreign exchange	(366)	(130)	(45)	(541)
Balance – June 30, 2026	16,551	10,593	2,102	29,246

Balance – December 31, 2025	1,263	1,557	47	2,867
Amortization	1,827	803	155	2,785
Effects of foreign exchange	(66)	4	(5)	(67)
Balance – June 30, 2026	3,024	2,364	197	5,585

Carrying value
Balance – December 31, 2025	204	825	—	1,029
Balance – June 30, 2026	13,527	8,229	1,905	23,661